Accounts Receivable And Contracts In Progress (Components Of Contracts In Progress) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Costs and earnings in excess of billings for contracts in progress	$ 75,823	$ 53,876
Costs and earnings in excess of billings for completed contracts	19,189	27,319
Total contract revenues in excess of billings	95,012	81,195
Total billings in excess of contract revenues	(5,141)	(7,061)
Costs And Earnings In Excess Of Billings [Member]
Accounts Notes And Loans Receivable [Line Items]
Costs and earnings for contracts in progress	587,371	230,159
Amounts billed	(511,548)	(176,283)
Billings In Excess Of Costs And Earnings [Member]
Accounts Notes And Loans Receivable [Line Items]
Costs and earnings for contracts in progress	263,613	200,489
Amounts billed	$ (268,754)	$ (207,550)